CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Tables)	12 Months Ended
Jun. 30, 2026
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
Schedule of pledged and restricted assets

As of June 30, 2026, pledged assets subject to restrictions on availability are summarized in the table below:

Description	Carrying Amount	Type of debt	Outstanding debt	Type of restriction
IT equipment	116,820	Leasing	250,740	Leasing
Land and buildings	1,171,309	Leasing	9,738,960	Leasing
Land and buildings	4,535,000	Borrowing	1,900,000	Mortgage